DIRECTORS LOAN (Tables)	9 Months Ended
Dec. 31, 2024
DIRECTORS LOAN
Schedule of unsecured loans payable
	Nine months ended	Year ended
	December 31, 2024	March 31, 2024
	($)	($)
Opening balance	784,947	648,005
Amortization of transaction costs	113,458	136,942
Closing balance	898,405	784,947

	Nine months ended	Year ended
	December 31, 2024	March 31, 2024
	($)	($)
Non-current portion	898,405	784,947
Total	898,405	784,947

Finance expenses	Nine months ended December 31,
	2024	2023
	($)	($)
Interest on loan	74,342	75,342
Amortization of transaction costs	113,458	99,143
Total	187,800	174,485